CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net loss	$ (198,979)	$ (17,561)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	3,500	7,652
Accretion of debt discount	0	8,916
Stock paid for services	36,150	46,500
Changes in operating assets and liabilities:
Accounts receivable	217,291	(64,150)
Inventory	4,608	99,087
Prepaids	0	(2,250)
Accounts payable and accrued liabilities	93,662	56,571
Bank overdraft	(85,409)	11,246
Due to related parties	(10,000)	(16,500)
Customer deposits	0	(85,093)
Net cash provided by (used in) operating activities	60,822	44,418
Cash flows from investing activities:
Cash paid for purchase of fixed assets	0	(3,290)
Cash flows from financing activities:
Proceeds from notes payable	0	0
Payments on notes payable, net	(41,639)	(51,818)
Net cash provided by (used in) financing activities	(41,639)	(51,818)
Net increase (decrease) in cash	19,183	(10,690)
Cash, beginning of period	1,519	10,833
Cash, end of period	20,702	143
Supplemental cash flow information:
Cash paid for interest	31,369	23,963
Cash paid for income taxes	0	0
Noncash Transaction:
Payment of bank note by related party in exchange for note payable with the company	0	161,602
Conversion of accrued interest to notes payable	11,034	19,778
Conversion of preferred stock	$ 110	$ 110